T. ROWE PRICE Global Value Equity Fund
January 31, 2025 (Unaudited)

Portfolio of Investments
‡
Shares $ Value
( Cost and value in $000s)
‡
AUSTRALIA 1.1%
Common Stocks 1.1%
Downer EDI  159,708 562
Northern Star Resources  95,661 1,013
Total Australia (Cost $1,464) 1,575
BELGIUM 0.3%
Common Stocks 0.3%
Syensqo  4,613 363
Total Belgium (Cost $362) 363
CANADA 5.8%
Common Stocks 5.8%
Canadian Pacific Kansas City (USD)  15,896 1,265
Fairfax Financial Holdings  1,186 1,597
Franco-Nevada  11,830 1,608
GFL Environmental (1) 35,440 1,529
Toronto-Dominion Bank  15,000 856
Wheaton Precious Metals (USD)  23,808 1,487
Total Canada (Cost $6,520) 8,342
CHINA 0.6%
Common Stocks 0.6%
Tencent Holdings (HKD)  15,600 821
Total China (Cost $763) 821
FRANCE 3.8%
Common Stocks 3.8%
Airbus  8,325 1,440
Edenred  24,686 852
Sanofi  17,114 1,860
TotalEnergies  23,993 1,390
Total France (Cost $5,148) 5,542

T. ROWE PRICE Global Value Equity Fund

Shares $ Value
(Cost and value in $000s)
GERMANY 3.8%
Common Stocks 3.8%
Continental  15,126 1,075
Daimler Truck Holding  23,178 1,020
Muenchener Rueckversicherungs-Gesellschaft  3,514 1,905
Siemens  7,099 1,522
Total Germany (Cost $4,476) 5,522
HONG KONG 0.6%
Common Stocks 0.6%
Futu Holdings, ADR (USD)  8,930 863
Total Hong Kong (Cost $831) 863
ITALY 0.9%
Common Stocks 0.9%
Intesa Sanpaolo  306,201 1,325
Total Italy (Cost $807) 1,325
JAPAN 6.9%
Common Stocks 6.9%
Hikari Tsushin  5,100 1,165
Ibiden  32,400 950
ITOCHU  23,800 1,096
KDDI  36,700 1,223
Nextage  61,400 593
Nippon Sanso Holdings  34,000 963
Nippon Telegraph & Telephone  605,900 596
Open House Group  21,500 703
Seven & i Holdings  73,800 1,178
Taisei  19,200 806
TRYT (1) 229,700 623
Total Japan (Cost $9,361) 9,896
NETHERLANDS 0.9%
Common Stocks 0.9%
Koninklijke Philips (2) 48,410 1,334
Total Netherlands (Cost $779) 1,334

T. ROWE PRICE Global Value Equity Fund

Shares $ Value
(Cost and value in $000s)
PORTUGAL 1.4%
Common Stocks 1.4%
Banco Comercial Portugues, Class R  2,034,634 1,062
Galp Energia  57,859 968
Total Portugal (Cost $1,589) 2,030
SOUTH KOREA 0.5%
Common Stocks 0.5%
KB Financial Group  12,158 762
Total South Korea (Cost $756) 762
SWEDEN 0.5%
Common Stocks 0.5%
Boliden  25,060 753
Total Sweden (Cost $714) 753
SWITZERLAND 1.3%
Common Stocks 1.3%
Zurich Insurance Group  3,007 1,822
Total Switzerland (Cost $1,226) 1,822
TAIWAN 1.0%
Common Stocks 1.0%
Taiwan Semiconductor Manufacturing, ADR (USD)  7,108 1,488
Total Taiwan (Cost $785) 1,488
UNITED KINGDOM 5.0%
Common Stocks 5.0%
AstraZeneca  17,669 2,480
National Grid  124,350 1,508
Standard Chartered  98,570 1,326
Unilever  33,638 1,927
Total United Kingdom (Cost $6,067) 7,241

T. ROWE PRICE Global Value Equity Fund

Shares $ Value
(Cost and value in $000s)
UNITED STATES 62.0%
Common Stocks 62.0%
AbbVie  12,328 2,267
Adobe (2) 2,500 1,094
Advanced Micro Devices (2) 7,580 879
Allstate  7,278 1,400
Alphabet, Class C  9,247 1,901
Apollo Global Management  8,653 1,479
Atmus Filtration Technologies  24,890 1,041
AutoZone (2) 542 1,816
Bath & Body Works  24,420 918
Berkshire Hathaway, Class B (2) 8,608 4,034
Broadcom  7,990 1,768
Charles Schwab  22,342 1,848
Chubb  6,663 1,812
Citigroup  18,860 1,536
Coinbase Global, Class A (2) 3,030 883
Constellation Brands, Class A  7,700 1,392
Constellation Energy  4,118 1,235
Corebridge Financial  40,172 1,356
Corning  31,709 1,651
Corpay (2) 4,340 1,651
Deere  3,440 1,639
Diamondback Energy  5,236 861
DocuSign (2) 13,450 1,301
Elevance Health  3,769 1,491
Exxon Mobil  22,316 2,384
Fiserv (2) 8,716 1,883
Fortive  1,908 155
Galaxy Digital Holdings (CAD) (1)(2) 40,120 786
General Electric  9,222 1,877
HCA Healthcare  3,910 1,290
JPMorgan Chase  13,467 3,600
Kenvue  98,101 2,089
L3Harris Technologies  7,116 1,509
Marvell Technology  10,490 1,184
Meta Platforms, Class A  2,671 1,841
Micron Technology  11,340 1,035
Microsoft  6,558 2,722
MKS Instruments  8,337 944
News, Class A  33,566 944

T. ROWE PRICE Global Value Equity Fund

Shares $ Value
(Cost and value in $000s)
Norfolk Southern  5,787 1,477
Popular  11,997 1,235
QUALCOMM  7,970 1,378
Reliance  5,178 1,499
RenaissanceRe Holdings  4,960 1,154
Salesforce  4,489 1,534
Select Medical Holdings  36,664 721
Smurfit WestRock  23,205 1,232
SS&C Technologies Holdings  15,870 1,285
Stanley Black & Decker (1) 14,637 1,289
T-Mobile U.S.  8,339 1,943
TechnipFMC  35,500 1,067
Thermo Fisher Scientific  3,278 1,959
UnitedHealth Group  5,246 2,846
Vistra  6,510 1,094
Walmart  27,589 2,708
Western Alliance Bancorp (1) 15,530 1,365
Western Digital (2) 18,189 1,185
Zimmer Biomet Holdings  9,663 1,058
Total United States (Cost $65,082) 89,525
VIETNAM 1.3%
Common Stocks 1.3%
FPT  176,430 1,075
Hoa Phat Group (2) 769,760 811
Total Vietnam (Cost $1,220) 1,886
SHORT-TERM INVESTMENTS 2.6%
Money Market Funds 2.6%
T. Rowe Price Government Reserve Fund, 4.44% (3)(4) 3,694,900 3,695
Total Short-Term Investments (Cost $3,695) 3,695

T. ROWE PRICE Global Value Equity Fund

Shares $ Value
(Cost and value in $000s)
SECURITIES LENDING COLLATERAL 2.5%
INVESTMENTS IN A POOLED ACCOUNT THROUGH SECURITIES LENDING
PROGRAM WITH JPMORGAN CHASE BANK 2.5%
Money Market Funds 2.5%
T. Rowe Price Government Reserve Fund, 4.44% (3)(4) 3,640,927 3,641
Total Investments in a Pooled Account through Securities Lending Program with JPMorgan Chase Bank 3,641
Total Securities Lending Collateral (Cost $3,641) 3,641
Total Investments in Securities  102.8%
(Cost $115,286) $ 148,426
Other Assets Less Liabilities (2.8)% (4,000)
Net Assets 100.0% $ 144,426
‡ Country classifications are generally based on MSCI categories or another unaffiliated third party data provider; Shares are denominated in the currency of the country presented unless otherwise noted.
(1) All or a portion of this security is on loan at January 31, 2025.
(2) Non-income producing
(3) Seven-day yield
(4) Affiliated Companies
ADR American Depositary Receipts
CAD Canadian Dollar
HKD Hong Kong Dollar
JPY Japanese Yen
USD U.S. Dollar

T. ROWE PRICE Global Value Equity Fund

(Amounts in 000s)
FORWARD CURRENCY EXCHANGE CONTRACTS
Counterparty Settlement Receive Deliver
Unrealized
Gain/(Loss)
Goldman Sachs 3/14/25 JPY 221,938 USD 1,447 $ (9)
Net unrealized gain (loss) on open forward
currency exchange contracts $ (9)

T. ROWE PRICE Global Value Equity Fund

The accompanying notes are an integral part of this Portfolio of Investments.
AFFILIATED COMPANIES
($000s)
The fund may invest in certain securities that are considered affiliated companies. As defined by the 1940 Act, an affiliated company is one in which the fund owns 5% or more of the outstanding voting securities, or a company that is under common ownership or control. The following securities were considered affiliated companies for all or some portion of the three months ended January 31, 2025. Net realized gain (loss), investment income, change in net unrealized gain/loss, and purchase and sales cost reflect all activity for the period then ended.
Affiliate
Net Realized
Gain (Loss)
Change in Net
Unrealized
Gain/Loss
Investment
Income
T. Rowe Price Government Reserve Fund,
4.44% $ — $ — $ 40++
Totals $ —# $ — $ 40+
Supplementary Investment Schedule
Affiliate
Value
10/31/24
Purchase
Cost
Sales
Cost
Value
1/31/25
T. Rowe Price Government
Reserve Fund, 4.44% $ 5,109  ¤  ¤ $ 7,336
Total $ 7,336^
# Capital gain distributions from underlying Price funds represented $0 of the net realized gain (loss).
++ Excludes earnings on securities lending collateral, which are subject to rebates and fees.
+ Investment income comprised $40 of dividend income and $0 of interest income.
¤ Purchase and sale information not shown for cash management funds.
^ The cost basis of investments in affiliated companies was $7,336.

T. ROWE PRICE Global Value Equity Fund
Unaudited
Notes to Portfolio of Investments

T. Rowe Price Global Value Equity Fund (the fund) is registered under the
Investment Company Act of 1940 (the 1940 Act) as an open-end management investment company and follows accounting and reporting guidance of the
Financial Accounting Standards Board Accounting Standards Codification Topic
946. The accompanying Portfolio of Investments was prepared in accordance with accounting principles generally accepted in the United States of America
(GAAP). For additional information on the fund’s significant accounting policies and investment related disclosures, please refer to the fund’s most recent semiannual or annual shareholder report and its prospectus.
VALUATION
Fair Value   The fund’s financial instruments are valued at the close of the New
York Stock Exchange (NYSE), normally 4 p.m. Eastern time, each day the
NYSE is open for business, and are reported at fair value, which GAAP defines as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. The fund’s Board of Directors (the Board) has designated T. Rowe Price
Associates, Inc. as the fund’s valuation designee (Valuation Designee). Subject to oversight by the Board, the Valuation Designee performs the following functions in performing fair value determinations: assesses and manages valuation risks; establishes and applies fair value methodologies; tests fair value methodologies; and evaluates pricing vendors and pricing agents. The duties and responsibilities of the Valuation Designee are performed by its Valuation
Committee. The Valuation Designee provides periodic reporting to the Board on valuation matters.
Various valuation techniques and inputs are used to determine the fair value of financial instruments. GAAP establishes the following fair value hierarchy that categorizes the inputs used to measure fair value:
Level 1 – quoted prices (unadjusted) in active markets for identical financial instruments that the fund can access at the reporting date
Level 2 – inputs other than Level 1 quoted prices that are observable, either directly or indirectly (including, but not limited to, quoted prices for similar financial instruments in active markets, quoted prices for identical or similar financial instruments in inactive markets, interest rates and yield curves, implied volatilities, and credit spreads)

T. ROWE PRICE Global Value Equity Fund

Level 3 – unobservable inputs (including the Valuation Designee’s assumptions in determining fair value)
Observable inputs are developed using market data, such as publicly available information about actual events or transactions, and reflect the assumptions that market participants would use to price the financial instrument. Unobservable inputs are those for which market data are not available and are developed using the best information available about the assumptions that market participants would use to price the financial instrument. GAAP requires valuation techniques to maximize the use of relevant observable inputs and minimize the use of unobservable inputs. When multiple inputs are used to derive fair value, the financial instrument is assigned to the level within the fair value hierarchy based on the lowest-level input that is significant to the fair value of the financial instrument. Input levels are not necessarily an indication of the risk or liquidity associated with financial instruments at that level but rather the degree of judgment used in determining those values.
Valuation Techniques  Equity securities, including exchange-traded funds, listed or regularly traded on a securities exchange or in the over-the-
counter (OTC) market are valued at the last quoted sale price or, for certain markets, the official closing price at the time the valuations are made. OTC
Bulletin Board securities are valued at the mean of the closing bid and asked prices. A security that is listed or traded on more than one exchange is valued at the quotation on the exchange determined to be the primary market for such security. Listed securities not traded on a particular day are valued at the mean of the closing bid and asked prices for domestic securities and the last quoted sale or closing price for international securities.
The last quoted prices of non-U.S. equity securities may be adjusted to reflect the fair value of such securities at the close of the NYSE, if the Valuation
Designee determines that developments between the close of a foreign market and the close of the NYSE will affect the value of some or all of its portfolio securities. Each business day, the Valuation Designee uses information from outside pricing services to evaluate the quoted prices of portfolio securities and, if appropriate, decide whether it is necessary to adjust quoted prices to reflect fair value by reviewing a variety of factors, including developments in foreign markets, the performance of U.S. securities markets, and the performance of instruments trading in U.S. markets that represent foreign securities and baskets of foreign securities. The Valuation Designee uses outside pricing services to provide it with quoted prices and information to evaluate or adjust

T. ROWE PRICE Global Value Equity Fund

those prices. The Valuation Designee cannot predict how often it will use quoted prices and how often it will determine it necessary to adjust those prices to reflect fair value.
Investments denominated in foreign currencies are translated into U.S. dollar values each day at the prevailing exchange rate, using the mean of the bid and asked prices of such currencies against U.S. dollars as provided by an outside pricing service.
Investments in mutual funds are valued at the mutual fund’s closing NAV per share on the day of valuation. Forward currency exchange contracts are valued using the prevailing forward exchange rate.
Investments for which market quotations are not readily available or deemed unreliable are valued at fair value as determined in good faith by the
Valuation Designee. The Valuation Designee has adopted methodologies for determining the fair value of investments for which market quotations are not readily available or deemed unreliable, including the use of other pricing sources. Factors used in determining fair value vary by type of investment and may include market or investment specific considerations. The Valuation
Designee typically will afford greatest weight to actual prices in arm’s length transactions, to the extent they represent orderly transactions between market participants, transaction information can be reliably obtained, and prices are deemed representative of fair value. However, the Valuation Designee may also consider other valuation methods such as market-based valuation multiples;
a discount or premium from market value of a similar, freely traded security of the same issuer; discounted cash flows; yield to maturity; or some combination.
Fair value determinations are reviewed on a regular basis. Because any fair value determination involves a significant amount of judgment, there is a degree of subjectivity inherent in such pricing decisions. Fair value prices determined by the Valuation Designee could differ from those of other market participants, and it is possible that the fair value determined for a security may be materially different from the value that could be realized upon the sale of that security.

T. ROWE PRICE Global Value Equity Fund

Valuation Inputs   The following table summarizes the fund’s financial instruments, based on the inputs used to determine their fair values on January 31, 2025
(for further detail by category, please refer to the accompanying Portfolio of Investments):
OTHER MATTERS
Unpredictable environmental, political, social and economic events, including but not limited to, environmental or natural disasters, war and conflict (including
Russia’s military invasion of Ukraine and the conflict in Israel, Gaza and surrounding areas), terrorism, geopolitical developments (including trading and tariff arrangements, sanctions and cybersecurity attacks), and public health epidemics (including the global outbreak of COVID-19) and similar public health threats, may significantly affect the economy and the markets and issuers in which a fund invests. The extent and duration of such events and resulting market disruptions cannot be predicted. These and other similar events may cause instability across global markets, including reduced liquidity and disruptions in trading markets, while some events may affect certain geographic regions, countries, sectors, and industries more significantly than others, and exacerbate other pre-existing political, social, and economic risks. The fund’s performance could be negatively impacted if the value of a portfolio holding were harmed by these or such events. Management actively monitors the risks and financial impacts arising from such events.
F1231-054Q1 01/25
($000s)
Level 1 Level 2 Level 3 Total Value
Assets
Common Stocks $ 93,842 $ 47,248 $ — $ 141,090
Short-Term Investments 3,695 — — 3,695
Securities Lending Collateral 3,641 — — 3,641
Total $ 101,178 $ 47,248 $ — $ 148,426
Liabilities
Forward Currency Exchange
Contracts $ — $ 9 $ — $ 9